Accounting Policies - Change in accounting policy - classification of by-products (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of voluntary change in accounting policy [line items]
Revenue	R 26,912	R 20,452	R 19,494
Cost of sales	R 28,869	23,596	19,869
Previously presented
Disclosure of voluntary change in accounting policy [line items]
Revenue		20,359	19,264
Cost of sales		23,503	19,639
Increase due to voluntary changes in accounting policy
Disclosure of voluntary change in accounting policy [line items]
Revenue		93	230
Cost of sales		R 93	R 230